Provisions, contingent liabilities, contingent assets and credit commitments - Compliance, regulation and remediation provisions (Details) - AUD ($) $ in Millions		6 Months Ended	120 Months Ended	132 Months Ended
	Mar. 25, 2019	Mar. 31, 2019	Sep. 30, 2017	Sep. 30, 2018
Provisions
Amount provided		$ 2,764		$ 1,928
Additional provision		1,714
Compliance, regulation and remediation
Provisions
Amount provided		1,280		469
Additional provision		970
Ongoing advice service fees charged by salaried financial planners
Provisions
Amount provided	$ 229		$ 140
Additional provision	$ 128
Paid to date		29
Total fees received			$ 534
Percentage of fees estimated to be refunded			28.00%
Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude
Provisions
Amount provided		$ 510
Total fees received				$ 966
Percentage of fees estimated to be refunded				31.00%